Description of Business	6 Months Ended
Jun. 30, 2019
Description Of Business [Abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS
Nature of Operations:
The Company’s business continues to be in the research and development stage and is focused on the continued research and development of the next generation surgical robotic platform. In the near term, the Company will continue efforts to complete product development and proceed to pre-clinical
and confirmatory human studies and satisfaction of appropriate regulatory requirements. Upon receipt of regulatory approvals, the Company will transition from the research and development stage to the commercialization stage. The completion of these latter stages will be subject to the Company receiving additional funding in the future.
The Company is incorporated in Ontario, Canada in accordance with the Business Corporations Act. The address of the Company’s corporate office and its principal place of business is Toronto, Canada.
Basis of Preparation
:

(a)	Statement of Compliance
These condensed interim financial statements for the three and six months ending June 30, 2019 have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”).
These condensed interim financial statements should be read in conjunction with the Company’s 2018 annual financial statements which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The condensed interim financial statements have been prepared using accounting polices consistent with those used in the Company’s 2018 annual financial statements as well as any amendments, revisions and new IFRS, which have been issued subsequently and are appropriate to the Company.
The condensed interim financial statements were authorized for issue by the Board of Directors on July 31, 2019.

(b)	Basis of Measurement
These condensed interim financial statements have been prepared on the historical cost basis except for the revaluation of the warrant liability, which is measured at fair value.

(c)	Functional and Presentation Currency
These condensed interim financial statements are presented in United States dollars (“U.S.”), which is the Company’s functional and presentation currency.